Other disclosures - Risk Management and Principal Risks - Measurement uncertainty - ECL under 100% weighted scenarios for modelled portfolios, narrative (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	100.00%		100.00%
Average EAD period	12 months
Total financial assets	£ 1,049,896.0	£ 1,051,400.0	$ 132
Loans and advances at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ (334.0)	£ 2,793.0
Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	2.40%	3.60%	2.40%
Total financial assets	£ 145,259.0	£ 134,267.0
Coverage ratio	2.40%	3.60%	2.40%
Home loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ (30.0)	£ 103.0
Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 10,985.0	£ 11,193.0
Coverage ratio	3.40%	3.70%	3.40%
Credit cards, unsecured loans and other retail lending
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ 171.0	£ 1,484.0
Credit cards, unsecured loans and other retail lending | Downside 2 | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	31.10%		31.10%
Credit cards, unsecured loans and other retail lending | Credit derivatives | Stage 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	18.30%		18.30%
Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 25,960.0	£ 23,368.0
Coverage ratio	8.10%	11.30%	8.10%
Wholesale loans
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	£ (475.0)	£ 1,206.0
Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 108,314.0	£ 99,706.0
Coverage ratio	0.70%	1.60%	0.70%
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Treasury assets ECL	£ 3.0
Total financial assets	£ (3,998.0)	£ (5,835.0)
ECL | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted expected credit loss, uplift percentage	5.90%
ECL | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (3,499.0)	(5,066.0)
ECL | Home loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (309.0)
Increase (decrease) in coverage rates	0.60%
ECL | Home loans | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (311.0)
ECL | Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(386.0)	(434.0)
ECL | Credit cards, unsecured loans and other retail lending | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(3,332.0)
ECL | Credit cards, unsecured loans and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,202.0)
Increase (decrease) in coverage rates	6.70%
ECL | Credit cards, unsecured loans and other retail lending | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (1,282.0)
ECL | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(2,302.0)	(2,979.0)
ECL | Wholesale loans | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (678.0)
Increase (decrease) in coverage rates	6.90%
ECL | Wholesale loans | Credit derivatives
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ (725.0)
ECL | Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	(811.0)	(1,653.0)
Gross | Loans and advances at amortised cost | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	148,758.0	139,333.0
Gross | Loans and advances at amortised cost | Financial assets at amortised cost | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transfers into Stage 2	12,400.0
Gross | Home loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	11,371.0	11,627.0
Gross | Credit cards, unsecured loans and other retail lending | Baseline
Disclosure of nature and extent of risks arising from financial instruments [line items]
ECL movement excluding assets derecognised due to disposals and write-offs	5,300.0
Gross | Credit cards, unsecured loans and other retail lending | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	28,262.0	26,347.0
Gross | Wholesale loans | Financial assets at amortised cost
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial assets	£ 109,125.0	£ 101,359.0
Gross | UNITED KINGDOM | Loans and advances at amortised cost | Financial assets at amortised cost | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	9.20%		9.20%
Gross | UNITED STATES | Loans and advances at amortised cost | Financial assets at amortised cost | Downside 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	9.50%		9.50%